UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:


/s/ R. Ted Weschler            Charlottesville, VA           February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             2

Form 13F Information Table Entry Total:       18

Form 13F Information Table Value Total:  $1,167,431
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name
---      --------------------     -----------------------------------
1.       028-06345                Peninsula Investment Partners, LP

2.       028-10690                Peninsula Capital Appreciation, LLC

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
---------------------------  --------------  ---------  --------  --------------------  ----------  --------  ----------------------
                                                         VALUE     SHS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP      (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MGRS        SOLE    SHARED NONE
---------------------------  --------------  ---------  --------  ---------  ---  ----  ----------  --------  ---------- ------ ----
ALLEGIANT TRAVEL CO          COM             01748X102   18,868     400,000  SH         SHARED       1,2         400,000
BANK OF AMERICA CORPORATION  COM             060505104   30,120   2,000,000  SH         SHARED       1,2       2,000,000
CINCINNATI BELL INC NEW      COM             171871106   44,850  13,000,000  SH         SHARED       1,2      13,000,000
COGENT COMM GROUP INC        COM NEW         19239V302   43,384   4,400,000  SH         SHARED       1,2       4,400,000
DAVITA INC                   COM             23918K108  293,700   5,000,000  SH         SHARED       1,2       5,000,000
DIRECTV                      COM CL A        25490A101  166,778   5,000,850  SH         SHARED       1,2       5,000,850
ECHOSTAR CORP                CL A            278768106   12,084     600,000  SH         SHARED       1,2         600,000
FIBERTOWER CORP              COM             31567R209    9,293   2,223,275  SH         SHARED       1,2       2,223,275
GENERAL ELECTRIC CO          COM             369604103   45,390   3,000,000  SH         SHARED       1,2       3,000,000
GRACE W R & CO DEL NEW       COM             38388F108  272,908  10,765,600  SH         SHARED       1,2      10,765,600
LIBERTY MEDIA CORP NEW       INT COM SER A   53071M104   10,840   1,000,000  SH         SHARED       1,2       1,000,000
LIBERTY MEDIA CORP NEW       CAP COM SER A   53071M302   29,552   1,237,500  SH         SHARED       1,2       1,237,500
LIBERTY MEDIA CORP NEW       LIB STAR COM A  53071M708   46,150   1,000,000  SH         SHARED       1,2       1,000,000
STANLEY FURNITURE INC        COM NEW         854305208    8,259     813,716  SH         SHARED       1,2         813,716
SUNCOR ENERGY INC NEW        COM             867224107    7,062     200,000  SH         SHARED       1,2         200,000
TIVO INC                     COM             888706108   20,360   2,000,000  SH         SHARED       1,2       2,000,000
VALASSIS COMMUNICATIONS INC  COM             918866104   69,388   3,800,000  SH         SHARED       1,2       3,800,000
WSFS FINL CORP               COM             929328102   38,445   1,500,000  SH         SHARED       1,2       1,500,000






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